RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative - Asset
Gross derivative instruments presented on the balance sheet	502	507
Amounts available for offset	(395)	(345)
Net amounts	107	162
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(1,160)	(612)
Amounts available for offset	395	345
Net amounts	(765)	(267)
Cash collateral provided by the Company	459	67
Letters of credit provided by the Company	26	85
Cash collateral received by the Company	1	11
Letters of credit received by the Company	1	32
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	15	16
Additional collateral required if credit-risk-related contingent features were triggered	15	16
Foreign Exchange
Derivative - Asset
Gross derivative instruments presented on the balance sheet	7	5
Amounts available for offset	(7)	(5)
Net amounts	0	0
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(497)	(230)
Amounts available for offset	7	5
Net amounts	(490)	(225)
Interest
Derivative - Asset
Gross derivative instruments presented on the balance sheet	7	14
Amounts available for offset	(1)	(2)
Net amounts	6	12
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(6)	(8)
Amounts available for offset	1	2
Net amounts	(5)	(6)
Power | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	419	415
Amounts available for offset	(330)	(277)
Net amounts	89	138
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(554)	(302)
Amounts available for offset	330	277
Net amounts	(224)	(25)
Gas | Commodity contract
Derivative - Asset
Gross derivative instruments presented on the balance sheet	69	73
Amounts available for offset	(57)	(61)
Net amounts	12	12
Derivative - Liability
Gross derivative instruments presented on the balance sheet	(103)	(72)
Amounts available for offset	57	61
Net amounts	(46)	(11)